Operating Lease (Details) - Schedule of Related to Operating Leases	Dec. 31, 2022	Dec. 31, 2021
Operating Leases [Line Items]
Weighted-average remaining lease term of operating leases	2 years 3 months 29 days	3 years 6 months
Weighted-average discount rate of operating leases	4.62%	4.81%